Income Taxes - Schedule of Effective Income Taxes Rate (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	34.00%	(34.00%)	(34.00%)
Accrued compensation		1.19%	9.82%
Accrued interest expense		0.34%	9.73%
Stock based compensation		0.08%	0.32%
Depreciation and amortization		(0.21%)	0.13%
Other		0.05%	0.05%
Change in valuation allowance		32.55%	13.96%
Effective tax rate		0.00%	0.00%